EARNINGS PER SHARE	12 Months Ended
Dec. 29, 2012
EARNINGS PER SHARE

NOTE M – EARNINGS PER SHARE

The following table presents the calculation of net earnings (loss) per common share — basic and diluted:

(In thousands, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net earnings (loss) attributable to common stockholders	$(110,045)	$59,989	$(81,736)
Denominator:
Weighted-average shares outstanding	279,727	277,918	275,557
Basic earnings (loss) per share	$(0.39)	$0.22	$(0.30)

Diluted Earnings Per Share
Numerator:
Net earnings (loss) attributable to Office Depot, Inc.	$(77,111)	$95,694	$(44,623)
Denominator:
Weighted-average shares outstanding	279,727	277,918	275,557
Effect of dilutive securities:
Stock options and restricted stock	4,401	5,176	7,060
Redeemable preferred stock	78,427	73,703	73,676

Diluted weighted-average shares outstanding	362,555	356,797	356,293
Diluted earnings (loss) per share	N/A	N/A	N/A

Awards of options and nonvested shares representing an additional 14.6 million, 13.6 million and 13.0 million shares of common stock were outstanding for the years ended December 29, 2012, December 31, 2011 and December 25, 2010, respectively, but were not included in the computation of diluted weighted-average shares outstanding because their effect would have been antidilutive. For the three years presented, no tax benefits have been assumed in the weighted average share calculation in jurisdictions with valuation allowances. The diluted share amounts for 2012, 2011 and 2010 are provided for informational purposes, as the level of earnings (loss) for the periods causes basic earnings per share to be the most dilutive.

Following the Company’s issuance of the redeemable preferred stock in 2009, basic earnings per share is computed after consideration of preferred stock dividends. The preferred stock has certain participation rights with common stock resulting in application of the two-class method for computing earnings per share. In periods of sufficient earnings, this method assumes an allocation of undistributed earnings to both participating stock classes. The two-class method impacted the computation of earnings for the first quarter of 2012, but was not applicable to the full year 2012 because if would have been antidilutive. The preferred stockholders are not required to fund losses.

Dividends on preferred stock that are paid-in-kind are measured at fair value for financial reporting purposes and may be higher or lower than the cash-equivalent for the period. For additional information, refer to Note I and Note K.